Net income per share (Tables)	6 Months Ended
Sep. 30, 2014
Net income per share
Schedule of Basic and Diluted Net Earnings Per Share

		Three months ended September 30,
	Note	2013	2014	2014
		RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		24,904	27,249	4,439
Earnings allocated to participating convertible notes	(i)	(722)	(1,638)	(267)
Net income for basic and diluted net income per share		24,182	25,611	4,172

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	73,003,248	73,003,248

Net income per share attributable to ordinary shares:
- Basic		0.33	0.35	0.06
- Diluted	(ii)	0.33	0.35	0.06

		Six months ended September 30,
	Note	2013	2014	2014
		RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		57,810	56,985	9,283
Earnings allocated to participating convertible notes	(i)	(4,417)	(4,246)	(692)
Net income for basic and diluted net income per share		53,393	52,739	8,591

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	73,003,248	73,003,248

Net income per share attributable to ordinary shares:
- Basic		0.73	0.72	0.12
- Diluted	(ii)	0.73	0.72	0.12

Notes:

(i)

The KKR Note and GM Note provide KKRCHIL and GMHL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the Notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company’s shareholders is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation.

(ii)

During the three and six months ended September 30, 2013 and 2014, the Company had potentially dilutive ordinary shares of 40,521,495 respectively, representing shares issuable upon conversion of the Notes (see Note 5). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.